Document and Entity Information	Oct. 12, 2021
Document Information [Line Items]
Entity Registrant Name	Astra Space, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001814329
Document Period End Date	Oct. 12, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39426
Entity Tax Identification Number	14-1916687
Entity Address, Address Line One	1900 Skyhawk Street
Entity Address, City or Town	Alameda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94501
City Area Code	866
Local Phone Number	278-7217
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ASTR
Security Exchange Name	NASDAQ
Warrants to Purchase [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50
Trading Symbol	ASTRW
Security Exchange Name	NASDAQ